Related party transactions - Related party transactions with affiliated company - Equity Method - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Carrying value of equity method investment	$ 298,988	$ 250,467
EVERTEC Inc.
Related Party Transaction
Equity Method Investment Ownership Percentage	16.19%
Carrying value of equity method investment	$ 110,299	86,158
Earnings from investments in equity method investees	26,149	17,801	$ 17,265
Dividends distribution	$ 2,300	2,300
BHD LEON
Related Party Transaction
Equity Method Investment Ownership Percentage	15.84%
Carrying value of equity method investment	$ 180,300	153,100
Earnings from investments in equity method investees	27,700	27,000
Dividends distribution	$ 4,300	$ 13,200